Goodwill and other intangibles - Estimates and Assumptions Used in the Calculation of Goodwill (Details)	12 Months Ended
	Dec. 31, 2023 $ / lb $ / t R / kg $ / t R / oz $ / oz	Dec. 31, 2022 R / kg $ / lb R / oz $ / oz	Dec. 31, 2021 R / kg R / oz $ / oz
Disclosure of reconciliation of changes in goodwill [line items]
Average lithium hydroxide price (in USD per tonne) | $ / t	22,933
Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	10.10%
Inflation rate	2.00%
Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	26,632
Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	25 years
Revised gold prices (ZAR/kg) | R / kg	1,012,625	793,473	729,270
Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	23 years	24 years
Australia
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	40 months
Mining assets | Keliber
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	24 years
Mining assets | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	11 years
Burnstone | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	18.90%	17.40%	15.30%
Mimosa | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	31.20%	30.70%	24.40%
SA gold operations
Disclosure of reconciliation of changes in goodwill [line items]
Average gold price (in ZAR per kilogram) | R / kg	1,072,364	869,035	773,398
SA gold operations | South Africa | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Inflation rate	6.00%	6.50%	6.00%
SA gold operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	1 year	1 year	1 year
SA gold operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	13.70%	13.90%	11.50%
SA gold operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	25 years	22 years	24 years
SA gold operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	15.80%	15.80%	13.50%
SA gold operations | Mining assets | Burnstone Debt
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	25 years	22 years	24 years
SA gold operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	4 years	4 years	4 years
SA gold operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	11 years	10 years	9 years
SA PGM operations
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	29,124	27,566	24,422
Average PGM (2E) basket price (in USD per ounce) | $ / oz	1,281	1,334	1,180
SA PGM operations | Mimosa
Disclosure of reconciliation of changes in goodwill [line items]
Average PGM (4E) basket price (in ZAR per ounce) | R / oz	26,632	25,420	21,943
SA PGM operations | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate			20.00%
Inflation rate	6.00%	6.50%	6.00%
SA PGM operations | United States
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	12.00%	12.90%	8.30%
Inflation rate	2.50%	4.00%	2.00%
SA PGM operations | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	1 year	1 year	1 year
SA PGM operations | Minimum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	22.50%	22.50%
SA PGM operations | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	48 years	49 years	50 years
SA PGM operations | Maximum | South Africa
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	22.70%	22.60%
SA PGM operations | Mining assets | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	14 years	15 years	17 years
SA PGM operations | Mining assets | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	47 years	49 years	50 years
Europe (Sandouville nickel refinery)
Disclosure of reconciliation of changes in goodwill [line items]
Average nickel price (in USD per lbs) | $ / lb	8.9	8.3
Average cobalt price (in USD per lbs) | $ / lb	15.8	22.1
Europe (Sandouville nickel refinery) | Europe (EU)
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	7.40%	9.80%
Inflation rate	1.60%	2.50%
Europe (Sandouville nickel refinery) | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	23 years	24 years
AUS operations
Disclosure of reconciliation of changes in goodwill [line items]
Average zinc price (in AUD per tonne) | $ / t	3,873
AUS operations | Australia
Disclosure of reconciliation of changes in goodwill [line items]
Nominal discount rate	9.30%
Inflation rate	2.90%
AUS operations | Mining assets
Disclosure of reconciliation of changes in goodwill [line items]
Life-of-mine	4 years
Kloof
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average gold price | R / kg	1,064,988
Percentage of reasonably possible decrease in unobservable input, assets	6.30%